Organization and Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Fair Values of Assets and Liabilities

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The table below sets forth a summary of the fair values of the Company’s assets and liabilities as of September 30, 2015 (in thousands):

	Total	Level 1	Level 2	Level 3
ASSETS:
Cash equivalents	$5	$5	$—	$—

LIABILITIES:
Warrants to purchase common stock	$1,354	$—	$—	$1,354

The table below sets forth a summary of the fair values of the Company’s assets and liabilities as of December 31, 2014 (in thousands):

	Total	Level 1	Level 2	Level 3
ASSETS:
Cash equivalents	$5	$5	$—	$—

LIABILITIES:
Warrants to purchase common stock	$4,216	$—	$—	$4,216

The table below sets forth a summary of the fair values of the Company’s assets and liabilities as of December 31, 2014 (in thousands).

	Total	Level 1	Level 2	Level 3
ASSETS:
Cash equivalents	$5	$5	$—	$—

LIABILITIES:
Warrants to purchase common stock	$4,216	$—	$—	$4,216

The table below sets forth a summary of the fair values of the Company’s assets and liabilities as of December 31, 2013 (in thousands).

	Total	Level 1	Level 2	Level 3
ASSETS:
Cash equivalents	$5	$5	$—	$—

LIABILITIES:
Warrants to purchase common stock	$4,925	$—	$—	$4,925

Fair Value Measurement and Unobservable Rollforward Activity of Liabilities

The following table displays the rollforward activity of liabilities with inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity) (in thousands):

Warrants to purchase common stock
Beginning balance at December 31, 2013	$4,925
Issuances of warrants	4,831
Exercise of warrants	(104)
Adjustments to estimated fair value	(2,405)
Warrants exchanged for common stock	(3,031)

Ending balance at December 31, 2014	4,216
Exercise of warrants	(394)
Adjustments to estimated fair value	(2,468)

Ending balance at September 30, 2015	$1,354

The following table displays the rollforward activity of liabilities with inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity) (in thousands):

Warrants to purchase common stock
Beginning balance at December 31, 2012	$—
Issuances of warrants	5,986
Exercise of warrants	(1,815)
Adjustments to estimated fair value	754

Ending balance at December 31, 2013	4,925
Issuances of warrants	4,831
Exercise of warrants	(104)
Adjustments to estimated fair value	(2,405)
Warrants exchanged for common stock	(3,031)

Ending balance at December 31, 2014	$4,216